Leases (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases
Present value of minimum finance lease payments, current	$ 35	$ 27
Present value of minimum finance lease payments, Noncurrent	$ 167	$ 134